ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Receivable, Net [Abstract]
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2018 $	2019 $

Accounts receivable	100,182	191,118
Allowance for doubtful accounts	(2,400)	(4,083)
	97,782	187,035

Analysis of Allowances for Doubtful Accounts
An analysis of the allowance for doubtful accounts is as follows:

	For the year ended December 31,
	2017 $	2018 $	2019 $

Balance at the beginning of the year	195	1,830	2,400
Charged to expenses	1,867	2,205	4,687
Reversal	(245)	(47)	(1,431)
Write-off of accounts receivable	(26)	(1,588)	(1,537)
Exchange differences	39	–	(36)

Balance at the end of the year	1,830	2,400	4,083